CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 595	$ 642
Restricted cash	49	44
Trade receivables and other current assets	1,099	1,321
Financial instrument assets	117	106
Due from related parties	963	615
Assets held for sale	230	698
Current assets	3,053	3,426
Financial instrument assets	356	481
Equity-accounted investments	561	451
Property, plant and equipment, at fair value	39,241	37,828
Intangible assets	7	208
Goodwill	790	723
Deferred income tax assets	71	70
Other long-term assets	127	101
Total Assets	44,206	43,288
Current liabilities
Accounts payable and accrued liabilities	565	621
Financial instrument liabilities	276	270
Due to related parties	513	464
Non-recourse borrowings	999	1,299
Provisions	13	16
Liabilities directly associated with assets held for sale	193	217
BEPC exchangeable and class B shares	5,298	4,364
Current liabilities	7,857	7,251
Financial instrument liabilities	448	578
Non-recourse borrowings	12,771	12,416
Deferred income tax liabilities	5,643	5,263
Provisions	375	341
Other long-term liabilities	618	615
Equity
Non-controlling interests	11,110	10,951
The partnership	5,384	5,873
Total Equity	16,494	16,824
Total Liabilities and Equity	44,206	43,288
Attributable to non- controlling interests
Current assets
Cash and cash equivalents	394	452
Property, plant and equipment, at fair value	21,885	20,882
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	10,821	10,680
Total Equity	10,821	10,680
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	289	271
Total Equity	$ 289	$ 271